UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION              OMB APPROVAL
                Washington, D.C. 20549                OMB Number:  3235-0456
                                                      Expires:  August 31, 2000
                                                      Estimated average burden
                       FORM 24F-2                     hours per response......1
            Annual Notice of Securities Sold
                 Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.
_______________________________________________________________________________
1. Name and address of issuer:
                          CitiFunds Trust III (formerly know as
                          Landmark Funds III)
                          21 Milk Street, 5th
                          Floor, Boston, MA 02109


_______________________________________________________________________________
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):/ /

                           CitiFunds U.S. Treasury Reserves (formerly known as Landmark U.S. Treasury Reserves)

_______________________________________________________________________________
3. Investment Company Act File Number: 811-4052


Securities Act File Number:  33-39538


_______________________________________________________________________________
4 (a). Last day of fiscal year for which this Form is filed: August 31, 1998



_______________________________________________________________________________
4 (b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                      N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

_______________________________________________________________________________
4(c). / /  Check box if this is the last time the issuer will be filing this
          Form.
                                      N/A







_______________________________________________________________________________

_______________________________________________________________________________
5. Calculation of registration fee:
  (i.) Aggregate sale price of securities sold during
       the fiscal year pursuant to section 24(f):                 $929,876,306

(ii.)  Aggregate price of securities redeemed or     $970,663,177
       repurchased during the fiscal year:

(iii.) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $-----

(iv.)  Total available redemption credits [add                    -$970,663,177
       items 5(ii) and 5(iii)]:

       (v.) Net Sales - if item 5(i) is greater
            than Item 5(iv) [subtract item 5(iv)
            from item 5(i)]:
                                                                  $0
       (vi.) Redemption credits available for        $40,786,871
         use in future years - If item 5(i) is
         less than item 5(iv) [subtract Item
         5(iv) from Item 5(i)]:

       (vii.) Multiplier for determining registration
              fee (See Instruction C.9):                          x 0.000278


       (viii.) Registration fee due [multiply Item
               5(v) by Item 5(vii)]  (enter "0" if
               no fee is due):                                            =$0

_______________________________________________________________________________
6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that available for use by the issuer in future fiscal years, then state that number here: 546,274,331.

_______________________________________________________________________________

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                          +$---

_______________________________________________________________________________
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                          =$0

_______________________________________________________________________________
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

       Method of Delivery:             N/A

                        / /   Wire Transfer
                        / /   Mail or other means

_______________________________________________________________________________

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)     John R. Elder, Treasurer

                             John R. Elder, Treasurer

Date  11/10/98
  Please print the name and title of the signing officer below the signature.